BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of basis of consolidation [abstract]
Disclosure of basis of consolidation [text block]	BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
a)    Statement of compliance with IFRS and basis of accounting
The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”). The consolidated financial statements have been prepared on a historical costs basis, except for the subsidiary in Argentina that is adjusted for inflation as required by IAS 29 Financial Reporting in Hyperinflationary Economies and derivative financial instruments which have been measured at fair value.
The consolidated financial statements have been authorized for issue by the Board of Directors (the “Board”) and publication by the Company's Management and Audit Committee of the Company on November 28, 2023.
The preparation of financial statements under IFRS as issued by the IASB requires the use of certain key accounting estimates. IFRS also requires Management to exercise judgment throughout the process of applying the Atento Group’s accounting policies. Note 3 discloses the areas requiring a more significant degree of judgment or complexity and the areas where assumptions and estimates are more relevant to the consolidated financial statements. Also, Note 3 contains a detailed description of the most significant accounting policies used to prepare these consolidated financial statements.
The amounts in these consolidated financial statements, comprising the consolidated statements of financial position, the consolidated statements of operations, the consolidated statements of comprehensive income/(loss), the consolidated statements of changes in negative equity, the consolidated statements of cash flows, and the notes thereto are expressed in thousands of U.S. dollars and all values are rounded to the nearest thousand, unless otherwise indicated.
Going Concern
The Consolidated Financial Statement has been prepared in accordance with the going concern basis of accounting.
As of December 31, 2022, the Company presented negative shareholder equity amounting to $348.9 million, net loss amounting $295.6 million and negative working capital amounting $52.4 million. Additionally, the finance costs associated with the Company’s debt and the change in fair value of derivatives, that totaled $182.5 million in 2022 and accounted for a substantial share of the Company´s total finance expenses, has been influenced by the Brazilian risk-free interest rate (“SELIC”) which substantially increased from 2% in January 2021 to 12.6% by the end of 2022. Additionally, the challenges related to the sector in which the group operates, including inflationary cost pressures, the post-pandemic macroeconomic challenges, disruption from technology adoption, and the reputational damage suffered after the cyberattack that occurred in 2021, caused additional pressure on Company’s margins and an increased risk of cash short falls beginning 2023.
Further, during the first half of 2023, the Company faced additional liquidity challenges affecting its ability to meet its obligations, including:
▪Fitch Ratings downgraded Atento Luxco 1 S.A.'s Long-Term Foreign Currency Issuer Default Rating from 'B+' to 'B-'. Additionally, Atento's USD 500 million senior secured notes due 2026 were downgraded to 'B-'/'RR4' from 'B+'/'RR4', and Atento Brasil S.A.'s long-term National Scale Rating was lowered to 'B(bra)' from 'A-(bra)'.
▪The Company's level of indebtedness and debt commitments, including a $70 million loans and borrowings due in 2023 and payments related to Senior Secured Notes interest and coupon-only cross-currency swaps amounting to a total of $49 million in February and $46 million in August.
▪Atento's available credit facilities with financial institutions were restricted in 2023 due to rating downgrades and the Company's financial health.
▪Atento encountered a decline in cash and cash equivalents, resulting in postponed payments to specific supplier groups and tax obligations owed to tax authorities.
▪Operational performance declined, especially due to reduced volumes resulting from the termination of low-margin contracts, currency devaluation in emerging markets, and implementation delays with new clients, impacting new-year projections.
▪Certain covenants were breached: (a) failure to provide certain financial reporting on a timely basis, (b) non-payment of a loan outstanding under the Company's revolving credit facility agreement dated 23 December 2021, (c) failure to comply with certain cost reimbursement requirements, and (d) non-compliance with a cash variance covenant applicable to certain debt instruments.
Such conditions and events casted substantial doubt on the Company’s ability to continue as a going concern. In response to these financial difficulties, the Company engaged financial advisors to assist with the raising of additional capital and financing and the formulation of a long-term, financially viable solution for the Company. There has been a series of financial support events including the issuance of new Notes amounting $39,6 in February 2023 (the “2025 Notes”), the implementation of a Restructuring Support Agreement (“RSA”) followed by a financial restructuring plan between the Company and an Ad-Hoc Group of supportive Holders of the Company´s debt (see note 31).
Implementation of the Financial Restructuring Plan:
The purpose of the Restructuring Plan is to provide a financial restructuring that stabilizes the Company, right-sizes and deleverages the Company’s capital structure, and returns the Company to sustainable financial health. The Restructuring Plan was contemplated in two general phases; the first involved the provision of an interim financing on June 30, 2023 (the “Interim Financing Date”), as a bridge to the phase 2; which is the comprehensive financing restructuring of the company.
The phase 1, the Interim Financing, was provided by the Issuance of new money by Ad-Hoc Group of financial stakeholders and was set to be drawn in three tranches. The first tranche amounting $17 million was drawn on June 30, 2023; the second tranche amounting additional $17 million was drawn on July 31, 2023; the third tranche amounting additional $3 million was drawn on August 31, 2023 all of them followed by the satisfaction of certain conditions including the execution of RSA (collectively, the “New Money 2025 Notes”).
The phase 2, the comprehensive financial restructuring, is an in-court restructuring process there was introduced under the UK Corporate Insolvency and Governance Act 2020 and is provided for under part 26A of the Companies Act 2006. The restructuring plan was successfully sanctioned via in-court process on November 17, 2023 and effective on November 27, 2023. The final restructuring plan resulted in:
▪New financing of $76 million ("Exit Financing") provided by a way of subscription of preferred shares in the Reorganized Company. Additionally, the providers of the Exit Financing received ordinary shares representing in aggregate 97,45% of the fully diluted ordinary shares of the Reorganized Company.
▪The outstanding liability amounts under the Senior Secured Notes 2026 and Derivative Financial Instrument ($505.8 million and $127.7 million, respectively at December 31, 2022) were fully extinguished in exchange for the issuance of ordinary shares to the debt holders, representing in aggregate 2.25% of the fully diluted ordinary share capital of the Reorganized Company.
▪The outstanding liability amounts under Super Senior Revolving Credit Facility ($44.1 million at December 31, 2022), was fully extinguished with a final payment of $1.8 million in cash.
▪The 2025 Notes and the New Money 2025 Notes were amended to extend the original maturity dates.
The other debts with third parties ($194 million outstanding as of December 2022) were not part of the Restructuring plan.
As result of the implemented Restructuring Plan, the “Reorganized Company” (reorganization of the Issuer upon consummation of the Restructuring) has new Institutional Investors that will take the control of the “Reorganized company” at the Restructuring effective date.
For further details on the Restructuring Plan see Note 31.
Management believes that the completed Restructuring Plan significantly strengthens the Company’s financial position and ensures a stable platform for future growth. Based on management’s liquidity assessment, considering the successful implementation of the Restructuring Plan in 2023, specifically the significant deleveraging through the extinguishment of its debts and the additional liquidity obtained through additional capital and financing received amounting to $113 million, together with Company’s available cash and cash equivalents, the Company will be able to meet its working capital requirements in the ordinary course of business. Management concluded that the substantial doubt on the Company’s ability to continue as a going concern has been alleviated.

b)    Consolidated statements of cash flows
The consolidated statements of cash flows have been prepared using the indirect method pursuant to IAS 7, “Statement of Cash Flows”. Foreign currency transactions are translated at the average exchange rate for the period, in those cases where the currency differs from the presentation currency of Atento Group (U.S. dollar), as indicated in Note 3 topic “c”. The effect of exchange rate fluctuations on cash and cash equivalents, maintained or owed, in foreign currency, is presented in the statements of cash flows to reconcile cash and cash equivalents at the beginning of the year and at year-end.